Document and Entity Information	Mar. 15, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001835597
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	PepGen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41374
Entity Tax Identification Number	85-3819886
Entity Address, Address Line One	321 Harrison Avenue 8th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	781
Local Phone Number	797-0979
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	PEPG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false